Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net loss	$ (22,727)	$ (8,368)	$ (5,118)
Basic and diluted weighted-average number of shares outstanding	4,855,876	4,596,980	1,643,327
Stock options and DSUs [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	138,950	60,375	27,176
Warrants [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	457,648	457,648	1,796,050